Registration Nos. 033-52171/811-07145

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 12/X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 13/X/
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T. Rowe Price International Series, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering May 1, 2004
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On May 1, 2004, pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

May 1, 2004

Prospectus

T. Rowe Price

International

Stock Portfolio

A stock fund seeking long-term capital growth through investments in non-U.S. companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7

3	More About the Fund
	Organization and Management	8
	Understanding Performance Information	10
	Investment Policies and Practices	10
	Financial Highlights	14
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T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

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T. Rowe Price International, Inc. managed $22.9 billion in foreign stocks and bonds as of December 31, 2003, through its offices in Baltimore, London, Singapore, Hong Kong, Buenos Aires, and Paris.
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Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

What is the fund`s principal investment strategy?

The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

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T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.
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While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, we generally favor companies with one or more of the following characteristics:

leading market position;

attractive business niche;

strong franchise or monopoly;

technological leadership or proprietary advantages;

seasoned management;

earnings growth and cash flow sufficient to support growing dividends; and

healthy balance sheet with relatively low debt.

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While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.
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The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

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Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:
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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.
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Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

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Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.
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While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

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As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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The fund`s share price may decline, so when you sell your shares, you may lose money.
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How can I tell if the fund is appropriate for me?

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Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you want to diversify your domestic stock portfolio by adding foreign investments, seek the long-term capital appreciation potential of growth stocks, and are comfortable with the risks that accompany foreign investments, the fund could be an appropriate part of your overall investment strategy.
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The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	Since inception (3/31/94)
International Stock Portfolio	30.52%	-1.90%	3.58%

MSCI EAFE Index	39.17	0.26	4.53
Lipper Variable Annuity Underlying International Funds Average	35.41	1.34	5.28

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees or expenses will I pay?

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The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.
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Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	1.05%
Other expenses	—
Total annual fund operating expenses	1.05%
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$107	$334	$579	$1,283
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other INFORMATION about the fund

What are some of the potential rewards of investing overseas through the fund?

Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.

How does the portfolio manager try to reduce risk?

The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.

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Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager`s analysis and outlook.
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The impact on the fund`s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be influenced heavily by one another.

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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

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As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.
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Pricing Shares and Receiving Sale Proceeds

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Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.
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Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

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The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.
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The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.
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How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

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Excessive Trading and Market Timing
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T. Rowe Price may bar excessive traders and market timers from purchasing shares.
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Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:
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All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.
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All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.
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Systematic purchases and redemptions are exempt from these policies.
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The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

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T. Rowe Price International Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently, the corporation consists of one series, the International Stock Portfolio.
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International Stock Portfolio is managed in a manner similar to the T. Rowe Price International Stock Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price International Stock Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

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The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price International.
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International—specifically by the fund`s portfolio managers .
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Investment Manager

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T. Rowe Price International is responsible for the selection and management of fund portfolio investments. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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Portfolio Management

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The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund`s investment program. The members of the advisory group are: Mark C.J. Bickford-Smith, James B.M. Seddon, and David J.L. Warren.
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Mark Bickford-Smith joined T. Rowe Price International in 1995 and has 19 years of experience in research and financial analysis. James Seddon joined T. Rowe Price International in 1987 and has 17 years of experience in portfolio management. David Warren joined T. Rowe Price International in 1983 and has 24 years of experience in equity research, fixed-income research, and portfolio management.
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The Management Fee

The fund pays T. Rowe Price International an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 1.05%.

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In addition, from time to time, T. Rowe Price International may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.
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Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described below.
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Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Fixed-Income Securities

From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Foreign Currency Transactions

The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

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The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the fund`s investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.
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There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Tax Consequences of Hedging

Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

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Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.
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Table 3  Financial Highlights
	Year ended December 31
	1999	2000	2001	2002	2003

Net asset value,beginning of period	$14.52	$19.04	$15.07	$11.47	$9.26
Income From Investment Operations
Net investment income	0.12	0.07	0.24	0.10	0.13
Net gains or losses on securities (both realized and unrealized)	4.69	(3.46)	(3.59)	(2.20)	2.69
Total from investment operations	4.81	(3.39)	(3.35)	(2.10)	2.82
Less Distributions
Dividends (from net investment income)	(0.07)	(0.10)	(0.25)	(0.10)	(0.13)
Distributions (fromcapital gains)	(0.22)	(0.48)	—	(0.01)	(0.01)
In excess of netrealized gain	—	—	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.29)	(0.58)	(0.25)	(0.11)	(0.14)
Net asset value,end of period	$19.04	$15.07	$11.47	$9.26	$11.94
Total return	33.32%	(17.84)%	(22.21)%	(18.29)%	30.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$707,330	$662,159	$550,329	$439,350	$508,876
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net income to average net assets	0.83%	0.43%	1.90%	0.93%	1.22%
Portfolio turnover rate	25.4%	41.7%	27.7%	28.8%	26.9%
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A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07145

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E301-040 5/1/04
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The date of this Statement of Additional Information is May 1, 2004.
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T. ROWE PRICE INTERNATIONAL SERIES, INC. (the "Corporation")

T. Rowe Price International Stock Portfolio (the "fund")

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

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This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2004, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").
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The fund`s financial statements for the fiscal period ended December 31, 2003, and the report of independent auditors are included in the fund`s annual report and incorporated by reference into this Statement of Additional Information.
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TABLE OF CONTENTS

	Page		Page

Capital Stock	45	Investment Restrictions	20
Code of Ethics	39	Legal Counsel	48
Custodian	39	Management of the Fund	22
Distributor for the Fund	38	Net Asset Value per Share	43
Dividends and Distributions	43	Portfolio Management Practices	8
Federal Registration of Shares	48	Portfolio Transactions	40
Independent Accountants	48	Pricing of Securities	42
Investment Management Services	36	Principal Holders of Securities	35
Investment Objectives and Policies	2	Risk Factors	2
Investment Performance	45	T. Rowe Price Proxy Voting — Process and Policies	46
Investment Program	6	Tax Status	43
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INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the fund`s investment objectives and policies discussed in the fund`s prospectus.

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Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the fund are not fundamental policies. The fund`s operating policies are subject to change by its Board of Directors ("Board") without shareholder approval. The fund`s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:
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Internal Revenue Code of 1986 ("Code")
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Investment Company Act of 1940 ("1940 Act")
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Moody`s Investors Service, Inc. ("Moody`s")
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Securities Act of 1933 ("1933 Act")
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Securities and Exchange Commission ("SEC")
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Securities Exchange Act of 1934 ("1934 Act")
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Standard & Poor`s Corporation ("S&P")
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T. Rowe Price Associates, Inc. ("T. Rowe Price")
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T. Rowe Price International, Inc. ("T. Rowe Price International")
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RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

The fund`s investment manager, T. Rowe Price International, one of America`s largest managers of no-load .international mutual fund assets, regularly analyzes a broad range of international equity and fixed-income .markets in order to assess the degree of risk and level of return that can be expected from each market..Of course, there can be no assurance that T. Rowe Price International`s forecasts of expected return will be reflected in the actual returns achieved by the fund.

Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States` economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures. In 2002, many countries throughout the world struggled economically in the face of a severe decline in the U.S. stock market, a weak American economy, threats of war, and terrorism.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund`s assets denominated in that currency. Such changes will also affect the fund`s income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund`s securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund`s securities denominated in that currency would be expected to decline.

Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund`s portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund`s investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund`s shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

Taxes The dividends and interest payable on certain of the fund`s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund`s shareholders.

Costs Investors should understand that the expense ratios of the fund can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the fund is higher.

Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium-sized companies.

Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country`s national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund`s assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

Latin America

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund`s interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Japan

Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world`s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan`s economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan`s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

Asia (ex-Japan)

Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund`s interests in securities denominated in such currencies.

Debt A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund ("IMF") and others that impose strict repayment term schedules and require significant economic and financial restructuring.

INVESTMENT PROGRAM

Types of Securities

Set forth below is additional information about certain of the investments described in the fund`s prospectus.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Illiquid or Restricted Securities

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Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund`s Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.
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Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price International, under the supervision of the fund`s Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund`s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price International will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price International could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund`s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund`s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Warrants

The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the fund may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price International to be of good standing and will not be made unless, in the judgment of T. Rowe Price International, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Interfund Borrowing and Lending

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The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.
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Repurchase Agreements

The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements, which do not provide for payment within seven days, will be treated as illiquid securities. The fund will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the fund`s investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Money Market Reserves

The fund may invest its cash reserves primarily in one or more money market funds established for the exclusive .use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and T. Rowe Price .International. Currently, two such money market funds are in operation: T. Rowe Price Reserve Investment .Fund ("RIF") and T. Rowe Price Government Reserve Investment Fund ("GRF"), each a series of the T. Rowe .Price Reserve Investment Funds, Inc..Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.

Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

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RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the investment manager, they will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.
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Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Options

Options are a type of potentially high-risk derivative.

Writing Covered Call Options

The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income, which should serve to enhance the fund`s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price International`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund`s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do) but capable of enhancing the fund`s total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund`s policy, which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund`s loss could be significant.

The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price International, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The fund would write put options only on a covered basis. This means that the fund would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The fund would generally write covered put options in circumstances where T. Rowe Price International wishes to purchase the underlying security or currency for the fund`s portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The fund will not commit more than 5% of its assets to premiums when purchasing put options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund`s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts") for hedging, yield or return enhancement, and risk management purposes.

Stock index futures contracts may be used to provide a hedge for a portion of the fund`s portfolio, as a cash management tool, or as an efficient way for T. Rowe Price International to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund`s portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund`s portfolio securities.

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The fund will enter into futures contracts, which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low-cost means of implementing the fund`s objectives in these areas.

Regulatory Limitations

If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board without a shareholder vote and does not limit the percentage of the fund`s assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund`s assets to cover or identified accounts could impede portfolio management or the fund`s ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund`s open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

Subsequent payments ("mark-to-market payments") to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions, which would operate to terminate the fund`s position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price International will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund`s underlying instruments sought to be hedged.

Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price International`s ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in the fund`s portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price International believes that over time the value of the fund`s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price International might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

The fund may purchase and sell options on the same types of futures in which it may invest.

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Special Risks of Transactions in Options on Futures Contracts

The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.

Additional Futures and Options Contracts

Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund`s order is placed and the time it is liquidated, offset, or exercised.

Foreign Currency Transactions

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A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund`s use of such contracts would include, but not be limited to, the following:
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First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price International believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price International believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

The fund may enter into forward contracts for any other purpose consistent with the fund`s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund`s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund`s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The fund`s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price International. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

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These transactions will be considered to have been closed at the end of the fund`s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.
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Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures contracts, swaps, or forward foreign exchange contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund`s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund`s Board without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund`s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund`s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

Fundamental Policies

As a matter of fundamental policy, the fund may not:

Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund`s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the fund`s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry;

Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the fund`s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

Percent Limit on Assets Invested in Any One Issuer.Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund`s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Senior Securities Issue senior securities except in compliance with the 1940 Act; or

Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction (3):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s Global Industry Classification Standard.

It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

With respect to investment restriction (8), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

Operating Policies

As a matter of operating policy, the fund may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

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The fund will limit borrowing to (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.
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Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

Futures Contracts Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund`s net asset value;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

Investment Companies  Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the fund`s total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

Short Sales Effect short sales of securities; or

Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

The 80% name test set forth in the fund`s investment strategy will be based on the fund`s net assets plus any borrowings for investment purposes.

In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as passive foreign investment companies. Each fund is subject to certain percentage limitations under the 1940 Act and certain state laws relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund`s total assets may be invested in such securities.

Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

MANAGEMENT OF the fund

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The officers and directors of the Price Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price or T. Rowe Price International for five or more years.
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Each fund is governed by a Board of Directors ("Boards") that meets regularly to review a wide variety of matters affecting the funds, including investments, performance, compliance matters, advisory fees and expenses, and other business affairs. The Boards elect the funds` officers. The Boards also are responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland or Massachusetts. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.
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The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting in 2003.
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The Joint Audit Committee is comprised of Donald W. Dick, Jr., David K. Fagin, and John G. Schreiber, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the Price Funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the Price Funds` operations or the operations of parties dealing with the Price Funds, as circumstances indicate. The Audit Committee met twice in 2003. All members of the committee participated in the meetings.
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The fund`s Executive Committee, consisting of the fund`s interested directors, has been authorized by its respective Board to exercise all powers of the Boards to manage the funds in the intervals between meetings of the Boards, except the powers prohibited by statute from being delegated.
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Independent Directors(a)
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Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1945 111 portfolios	Since 1994	Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1943 111 portfolios	Since 1994	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 1938 111 portfolios	Since 2001	Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
Karen N. Horn1943 111 portfolios	Since 2003	Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999)	Eli Lilly and Company and Georgia Pacific (effective May 2004)
F. Pierce Linaweaver 1934 111 portfolios	Since 2001	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
John G. Schreiber 1946 111 portfolios	Since 2001	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust and The Rouse Company, real estate developers
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(a)All information about the directors was current as of December 31, 2003, except for the number of portfolios which is current as of the date of this Statement of Additional Information.
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(b)Each director serves until retirement, resignation, or election of a successor.
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Inside Director(a)
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Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
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James S. Riepe 1943 111 portfolios	Since 2002	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services LimitedChairman of the Board
None
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(a)All information about the director was current as of December 31, 2003, except for the number of portfolios which is current as of the date of this Statement of Additional Information.
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(b)The director serves until retirement, resignation, or election of a successor.
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Officers

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Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)
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Mark C.J. Bickford-Smith, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President
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Stephen V. Booth, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President
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Joseph A. Carrier, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.	Treasurer
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Ann B. Cranmer, 1947
Vice President, T. Rowe Price Group, Inc. and T. Rowe Price
International, Inc.; Vice President and Secretary, T. Rowe Price
Global Asset Management Limited and T. Rowe Price Global
Investment Services Limited
Assistant Vice President
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Roger L. Fiery III, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CPA	Vice President
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Henry H. Hopkins, 1942
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President

Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary

George A. Murnaghan, 1956 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Vice President

Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)


James B.M. Seddon, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President


Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President


David J.L. Warren, 1957
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;
Chief Executive Officer, Director, and President, T. Rowe
Price International, Inc.; Director, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global Investment
Services Limited
President

William F. Wendler II, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President

Edward A. Wiese, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank; CFA	Vice President

Directors` Compensation

The funds do not pay pension or retirement benefits to their directors or officers. The following table shows remuneration paid by the funds to the independent directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International (inside directors) does not receive any remuneration from the funds.

Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
Anthony W. Deering	$816	$110,000
Donald W. Dick, Jr.	816	110,000
David K. Fagin	830	112,000
Karen N. Horn	133	21,347
F. Pierce Linaweaver	838	113,000
John G. Schreiber	830	112,000

Amounts in this column are based on accrued compensation for calendar year 2003.

Amounts in this column are based on compensation received for calendar year 2003.

Directors` Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the independent and inside directors, as of December 31, 2003.

Aggregate Holdings, All Funds	Independent Directors
	Deering	Dick	Fagin	Horn	Linaweaver	Schreiber
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000
Balanced	None	None	None	None	over $100,000	None
Blue Chip Growth Fund	None	$10,001-$50,000	over $100,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None
Blue Chip Growth Fund— R Class	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None
California Tax-Free Money	None	None	None	None	None	None
Capital Appreciation	None	over $100,000	None	None	None	None
Capital Opportunity	None	None	None	None	None	None
Corporate Income	None	None	None	None	None	None
Developing Technologies	None	None	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None	None	None
Diversified Small-Cap Growth	None	None	None	None	None	None
Dividend Growth Fund	None	None	$10,001-$50,000	None	None	None
Emerging Europe & Mediterranean	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	None
Emerging Markets Stock	None	None	None	None	None	None
Equity Income	over $100,000	$50,001-$100,000	$50,001-$100,000	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None
European Stock	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None	None
Extended Equity Market Index	None	None	None	None	None	None
Financial Services	None	$10,001-$50,000	None	None	None	None
Florida Intermediate Tax-Free	None	None	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None
Global Stock	None	None	None	None	None	None
Global Technology	None	None	None	None	None	None
GNMA	None	None	None	None	None	over $100,000
Government Reserve Investment	None	None	None	None	None	None
Growth & Income	None	$1-$10,000	None	None	None	over $100,000
Growth Stock	None	$10,001-$50,000	None	None	$10,001-$50,000	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None	None
Health Sciences	None	$10,001-$50,000	None	None	None	None
Health Sciences Portfolio	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None
High Yield	None	$50,001-$100,000	None	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None	None
Inflation Protected Bond	None	None	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None	None	None
Institutional Foreign Equity	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None
International Bond	None	$10,001-$50,000	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None
International Discovery	$50,001-$100,000	$10,001-$50,000	None	None	over $100,000	None
International Equity Index	None	None	None	None	None	None
International Growth & Income	None	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None
International Stock	over $100,000	None	over $100,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None
International Stock Fund— R Class	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None
Japan	None	None	None	None	None	None
Latin America	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None
Media & Telecommunications	$50,001-$100,000	None	None	None	None	None
Mid-Cap Growth	over $100,000	$10,001-$50,000	over $100,000	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None
Mid-Cap Value	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None	None
New America Growth	None	None	None	None	over $100,000	None
New America Growth Portfolio	None	None	None	None	None	None
New Asia	None	None	$10,001-$50,000	None	None	None
New Era	None	None	None	None	None	None
New Horizons	over $100,000	$10,001-$50,000	$1-$10,000	None	over $100,000	None
New Income	None	$50,001-$100,000	None	None	None	over $100,000
New Income Fund—Advisor Class	None	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None
Personal Strategy Growth	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None
Prime Reserve	None	over $100,000	None	None	$10,001-$50,000	$10,001-$50,000
Prime Reserve Portfolio	None	None	None	None	None	None
Real Estate	None	None	None	None	None	None
Reserve Investment	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2010 Fund— R Class	None	None	None	None	None	None
Retirement 2020	None	None	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2020 Fund— R Class	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2030 Fund— R Class	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2040 Fund— R Class	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None	None	None
Retirement Income Fund— R Class	None	None	None	None	None	None
Science & Technology	over $100,000	None	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None
Short-Term Bond	None	None	$50,001-$100,000	None	None	over $100,000
Small-Cap Stock	None	$10,001-$50,000	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None
Small-Cap Value	None	$10,001-$50,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	None
Spectrum Income	None	None	None	None	None	None
Spectrum International	None	None	None	None	None	None
Summit Cash Reserves	None	over $100,000	over $100,000	None	None	over $100,000
Summit GNMA	None	None	None	None	None	None
Summit Municipal Income	None	None	over $100,000	None	None	over $100,000
Summit Municipal Intermediate	None	None	None	None	None	over $100,000
Summit Municipal Money Market	None	None	over $100,000	None	None	over $100,000
Tax-Efficient Balanced	None	None	$50,001-$100,000	None	None	None
Tax-Efficient Growth	None	None	$10,001-$50,000	None	None	None
Tax-Efficient Multi-Cap Growth	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	over $100,000
Tax-Free High Yield	None	None	None	None	None	over $100,000
Tax-Free Income	None	None	None	None	None	over $100,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None
Tax-Free Intermediate Bond	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None	None	over $100,000
Total Equity Market Index	None	None	None	None	None	None
U.S. Bond Index	None	None	None	None	None	None
U.S. Treasury Intermediate	None	over $100,000	None	None	None	over $100,000
U.S. Treasury Long-Term	None	None	None	None	None	over $100,000
U.S. Treasury Money	None	None	None	None	None	over $100,000
Value	None	$10,001-$50,000	$50,001-$100,000	None	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None

Aggregate Holdings, All Funds	Inside Director
Riepe
over $100,000
Balanced	over $100,000
Blue Chip Growth	None
Blue Chip Growth Fund—Advisor Class	None
Blue Chip Growth Fund—R Class	None
Blue Chip Growth Portfolio	None
Blue Chip Growth Portfolio—II	None
California Tax-Free Bond	None
California Tax-Free Money	None
Capital Appreciation	over $100,000
Capital Opportunity	None
Corporate Income	None
Developing Technologies	None
Diversified Mid-Cap Growth	None
Diversified Small-Cap Growth	None
Dividend Growth	None
Emerging Europe & Mediterranean	None
Emerging Markets Bond	None
Emerging Markets Stock	over $100,000
Equity Income	over $100,000
Equity Income Fund—Advisor Class	None
Equity Income Fund—R Class	None
Equity Income Portfolio	None
Equity Income Portfolio—II	None
Equity Index 500	None
Equity Index 500 Portfolio	None
European Stock	over $100,000
Extended Equity Market Index	None
Financial Services	None
Florida Intermediate Tax-Free	None
Georgia Tax-Free Bond	None
Global Stock	None
Global Technology	None
GNMA	None
Government Reserve Investment	None
Growth & Income	over $100,000
Growth Stock	None
Growth Stock Fund—Advisor Class	None
Growth Stock Fund—R Class	None
Health Sciences	None
Health Sciences Portfolio	None
Health Sciences Portfolio—II	None
High Yield	over $100,000
High Yield Fund—Advisor Class	None
Inflation Protected Bond	None
Institutional Emerging Markets Equity	None
Institutional Foreign Equity	None
Institutional High Yield	None
Institutional Large-Cap Core Growth	None
Institutional Large-Cap Growth	None
Institutional Large-Cap Value	None
Institutional Mid-Cap Equity Growth	None
Institutional Small-Cap Stock	None
International Bond	None
International Bond Fund—Advisor Class	None
International Discovery	$1-$10,000
International Equity Index	None
International Growth & Income	None
International Growth & Income Fund—Advisor Class	None
International Growth & Income Fund—R Class	None
International Stock	over $100,000
International Stock Fund—Advisor Class	None
International Stock Fund—R Class	None
International Stock Portfolio	None
Japan	over $100,000
Latin America	None
Limited-Term Bond Portfolio	None
Maryland Short-Term Tax-Free Bond	None
Maryland Tax-Free Bond	None
Maryland Tax-Free Money	None
Media & Telecommunications	None
Mid-Cap Growth	None
Mid-Cap Growth Fund—Advisor Class	None
Mid-Cap Growth Fund—R Class	None
Mid-Cap Growth Portfolio	None
Mid-Cap Growth Portfolio—II	None
Mid-Cap Value	None
Mid-Cap Value Fund—Advisor Class	None
Mid-Cap Value Fund—R Class	None
New America Growth	None
New America Growth Portfolio	None
New Asia	$10,001-$50,000
New Era	None
New Horizons	None
New Income	None
New Income Fund—Advisor Class	None
New Income Fund—R Class	None
New Jersey Tax-Free Bond	None
New York Tax-Free Bond	None
New York Tax-Free Money	None
Personal Strategy Balanced	None
Personal Strategy Balanced Portfolio	None
Personal Strategy Growth	None
Personal Strategy Income	None
Prime Reserve	over $100,000
Prime Reserve Portfolio	None
Real Estate	None
Reserve Investment	None
Retirement 2010	None
Retirement 2010 Fund—Advisor Class	None
Retirement 2010 Fund—R Class	None
Retirement 2020	None
Retirement 2020 Fund—Advisor Class	None
Retirement 2020 Fund—R Class	None
Retirement 2030	None
Retirement 2030 Fund—Advisor Class	None
Retirement 2030 Fund—R Class	None
Retirement 2040	None
Retirement 2040 Fund—Advisor Class	None
Retirement 2040 Fund—R Class	None
Retirement Income	None
Retirement Income Fund—Advisor Class	None
Retirement Income Fund—R Class	None
Science & Technology	over $100,000
Science & Technology Fund—Advisor Class	None
Short-Term Bond	over $100,000
Small-Cap Stock	None
Small-Cap Stock Fund—Advisor Class	None
Small-Cap Value	over $100,000
Small-Cap Value Fund—Advisor Class	None
Spectrum Growth	None
Spectrum Income	None
Spectrum International	None
Summit Cash Reserves	over $100,000
Summit GNMA	None
Summit Municipal Income	None
Summit Municipal Intermediate	None
Summit Municipal Money Market	over $100,000
Tax-Efficient Balanced	None
Tax-Efficient Growth	None
Tax-Efficient Multi-Cap Growth	None
Tax-Exempt Money	None
Tax-Free High Yield	None
Tax-Free Income	None
Tax-Free Income Fund—Advisor Class	None
Tax-Free Intermediate Bond	None
Tax-Free Short-Intermediate	over $100,000
Total Equity Market Index	over $100,000
U.S. Bond Index	None
U.S. Treasury Intermediate	None
U.S. Treasury Long-Term	None
U.S. Treasury Money	None
Value	over $100,000
Value Fund—Advisor Class	None
Virginia Tax-Free Bond	None


PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2004, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of any fund.

As of March 31, 2004, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

Shareholder	Portfolio	%
CUNA Mutual Life Insurance CompanyCentury Group Annuityc/o Fund Accounting2000 Heritage WayWaverly, Iowa 50677-9208	International Stock Portfolio	13.53
CUNA Mutual Life Insurance CompanyCentury Variable Annuity Accountc/o Fund Accounting2000 Heritage WayWaverly, Iowa 50677-9208	International Stock Portfolio	6.98
PRUCO LifeFlexible Premium, Variable Annuity AccountAttn.: Kathy McClunn213 Washington Street7th FloorNewark, New Jersey 07102-2917	International Stock Portfolio	12.78
SMA Life440 Lincoln StreetS310Worcester, Massachusetts 01653-0002	International Stock Portfolio	31.31(a)
United of Omaha—Series VAttn.: Product Accounting & Reporting11th FloorMutual of Omaha PlazaOmaha, Nebraska 68175-0001	International Stock Portfolio	6.62


(a)SMA Life, a subsidiary of Allmerica Financial Corporation, a Delaware corporation, owns 31.31% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

INVESTMENT MANAGEMENT SERVICES

Services

Under the Investment Management Agreement, T. Rowe Price International provides the fund with discretionary investment services. Specifically, T. Rowe Price International is responsible for supervising and directing the investments of the fund in accordance with the fund`s investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price International is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price International provides the fund with certain corporate administrative services, including: maintaining the fund`s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund`s custodian and transfer agent; assisting the fund in the coordination of such agents` activities; and permitting T. Rowe Price International`s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

The Investment Management Agreement also provides that T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Under the Investment Management Agreement, T. Rowe Price International is permitted to utilize the services or facilities of others to provide it or the fund with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as T. Rowe Price International may deem necessary, appropriate, or convenient for the discharge of its obligations under the Investment Management Agreement or otherwise helpful to the fund.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the Boards to determine whether the agreements should be renewed or not. Renewal of the agreements requires the majority vote of the Board, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price International, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price International under the Investment Management Agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price International and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund`s operation.

The Board considered the fees paid to T. Rowe Price International for investment management services, as well as compensation paid to T. Rowe Price International or its affiliates for other non-advisory services provided to the fund. In connection with its review of the fees paid to T. Rowe Price International and its affiliates, the Board reviewed information provided by Lipper Inc. comparing the fund`s advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund`s advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price International.

The Board also considered the costs incurred and the benefits received by T. Rowe Price International and its affiliates, including the profitability of T. Rowe Price International from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price International, the Board received information concerning, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price International, such as the research services T. Rowe Price International receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price International to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

Under these agreements, T. Rowe Price International paid the following amounts for the last three years indicated:

Portfolio	Fiscal Year Ended
	12/31/03	12/31/02	12/31/01
International Stock	$4,604,000	$5,456,000	$5,813,000


Management Fee

The fund pays T. Rowe Price International an annual fee (the "Fee") of 1.05%. The Fee is paid monthly to T. Rowe Price International on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate. The product of this calculation is multiplied by the net assets of the fund for that day as determined in accordance with the fund`s prospectus as of the close of business from the previous business day on which the fund was open for business.

The Investment Management Agreement between the fund and T. Rowe Price International provides that T. Rowe Price International will pay all expenses of the fund`s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund`s portfolio securities; directors` fee and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors of the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price International under the Investment Management Agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price International. Under the Investment Management Agreement, the fund paid T. Rowe Price International the following amounts for the last three years indicated:

Portfolio	Fiscal Year Ended
	12/31/03	12/31/02	12/31/01
International Stock	$4,253,000	$5,038,000	$6,192,000


From time to time, T. Rowe Price International may pay out of its management fee eligible insurance companies for services they provide to the fund for contract holders. The fund`s investment manager made payments to various insurance companies in the following amount for the last calendar year:

Portfolio	Payment
International Stock	$631,216


The above payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund.

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc.

Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUND

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc.

Investment Services is located at the same address as the fund and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

The Underwriting Agreement also provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment

Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the fund`s U.S. securities and cash, but it does not participate in the fund`s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110.

The fund has entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

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The fund, its investment adviser (T. Rowe Price International for international funds and T. Rowe Price for all other funds), and its principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price`s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.
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PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

How Brokers and Dealers Are Selected

Equity Securities

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In purchasing and selling equity securities, T. Rowe Price International policy seeks to obtain quality execution .at the most favorable security prices through responsible brokers and dealers and at competitive commission .rates where such rates are negotiable. However, under certain conditions, higher brokerage commissions may be .paid in return for brokerage and research services..In selecting brokers and dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing brokers and dealers, their expertise in particular markets, and
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brokerage and research services provided by them. It is not the policy of T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

Fixed-Income Securities

For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer`s underwriter, or with a primary market-maker acting as principal on a net basis, with no brokerage commission being paid by the fund. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market-makers reflect the spread between the bid and asked prices.

With respect to equity and fixed-income securities, T. Rowe Price International may effect principal transactions on behalf of the fund with a broker or dealer who furnishes research services benefiting such clients, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

T. Rowe Price International may cause a fund to pay a broker-dealer who furnishes research services a commission for executing a transaction that may be in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the research services which have been provided. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through broker-dealers.

How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

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On a continuing basis, T. Rowe Price International seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price International considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.
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Description of Research Services Received From Brokers and Dealers

T. Rowe Price International receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a fund`s portfolio is likely to be invested. Research services are received primarily in the form of written reports, e-mails, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. T. Rowe Price International cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers generally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, T. Rowe Price International is relieved of expenses that it might otherwise bear. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through brokers.

Commissions to Brokers Who Furnish Research Services

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Certain broker-dealers that provide quality brokerage and execution services also furnish research services to T. Rowe Price International. T. Rowe Price International has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker or dealer which furnishes brokerage or research services a higher commission than that which might be charged by another broker or dealer which does not furnish research services, or which furnishes research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the research services provided by the broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, T. Rowe Price International may assess the reasonableness of commissions in light of the total research services provided by each particular broker. T. Rowe Price International may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings for non-ERISA accounts. Research is used overall to benefit such accounts which purchase in the offerings.
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Miscellaneous

Research services furnished by brokers through which T. Rowe Price International effects securities transactions may be used in servicing all accounts managed by T. Rowe Price International. Conversely, research services received from brokers that execute transactions for a particular fund will not necessarily be used by T. Rowe Price International exclusively in connection with the management of that fund.

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Some of T. Rowe Price International`s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price International may make recommendations to other clients that result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price International`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price International may follow the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. Clients should be aware, however, that the grouping of their orders with other clients may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price International has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate. For purposes of determining the 10% limit, T. Rowe Price International includes securities held by clients of its related persons.
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The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Other

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For the fiscal years ended December 31, 2003, 2002, and 2001, the total brokerage commissions paid by the fund, including the discounts received by securities dealers in connection with underwritings, were $550,000, $582,000, and $656,000, respectively. Of these commissions, approximately 23.4%, 86.0%, and 78.2%, respectively, were paid to firms which provided research, statistical, or other services to T. Rowe Price International in connection with the management of the fund or, in some cases, to the fund.
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The portfolio turnover rates for the fiscal years ending December 31, 2003, 2002, and 2001, were 26.9%, 28.8%, and 27.7%, respectively.
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The following lists the fund`s holdings in the securities of its top 10 brokers and dealers as of the end of the fund`s most recent fiscal year.

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		Fiscal Year Ended 12/31/03
Portfolio	Brokers	Value of Stock Holdings	Value of Bond Holdings
International Stock
	Credit Suisse First Boston	$3,895,000	—
	Daiwa Securities	2,436,000	—
	Deutsche Bank	3,212,000	—
	UBS	6,838,000	—
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PRICING OF SECURITIES

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:Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.
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Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.
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Trading in the portfolio securities of the fund may take place in various foreign markets on certain days (such as Saturday) when the fund is not open for business and does not calculate its net asset value. As a result, net asset value may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in a fund`s portfolio securities may not occur on days when the fund is open.
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Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

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Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions.
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Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund`s Board.
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NET ASSET VALUE PER SHARE

The purchase and redemption price of the fund`s shares is equal to the fund`s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may ,be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday ,closings,,(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund`s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

DIVIDENDS AND DISTRIBUTIONS

Unless the separate account elects otherwise, the fund`s annual capital gain distribution will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

TAX STATUS

The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code and also intends to diversify its assets in accordance with regulations under Code Section 817(h).

In 1987, the Treasury Department indicated that it may issue regulations addressing the circumstances in which a policyholder`s control of the investments of the insurance company separate account would result in the policyholder being treated as the owner of such assets. Although there is no present indication that such regulations will be issued, their adoption could alter the tax treatment of the policyholder, separate account, or insurance company.

Dividends and distributions paid by the fund are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of the fund`s income consists of dividends paid by United States corporations. Long-term capital gain distributions paid from the fund are never eligible for this deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid federal income tax. In certain circumstances, the fund may not be required to comply with the excise tax distribution requirements.

At the time of your purchase, the fund`s net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

Income received by the fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the fund`s total assets at the close of its taxable year comprise securities issued by foreign corporations or governments, the fund may file an election with the Internal Revenue Service to "pass through" to the fund`s shareholders the amount of any foreign income taxes paid by the fund. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the fund; (2) treat their pro rata share of foreign taxes as paid by them; and (3) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

The fund intends to meet the requirements of the Code which permit it to elect to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the fund if the fund will "pass through" foreign taxes paid for that year, and, if so, the amount of each shareholder`s pro rata share (by country) of (1) the foreign taxes paid, and (2) the fund`s gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund`s distributions to the extent made out of the fund`s current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and the fund may qualify for the 70% deduction for dividends received by corporations; (3) foreign tax credits would not "pass through" to shareholders; and (4) the separate accounts investing in the fund may fail to satisfy the requirements of Code Section 817(h), which in turn could adversely affect the status of life insurance and annuity contracts with premiums invested in the affected separate accounts.

Taxation of Foreign Shareholders

The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

Passive Foreign Investment Companies

The fund may purchase the securities of certain foreign investment funds or trusts, called passive foreign investment companies, for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund`s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund`s taxable year.

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INVESTMENT PERFORMANCE
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Redemptions in Kind

The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

CAPITAL STOCK

The fund`s Charter authorizes the Board to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

Except to the extent that the fund`s Board might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that, as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

T. ROWE PRICE PROXY VOTING — PROCESS AND POLICIES

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As an investment adviser to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser.
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Proxy Administration

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders` interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm`s portfolio managers as voting guidelines. Ultimately, the chairperson of each fund`s Investment Advisory Committee is responsible for deciding and voting on the proxy proposals of companies in his or her fund. When portfolio managers cast votes that are counter to the Proxy Committee`s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee and the funds` Boards review T. Rowe Price`s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price`s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price`s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

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T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.
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Executive Compensation
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The goal of T. Rowe Price is to assure that a company`s equity-based compensation plan is aligned with shareholders` long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company`s peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options.
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Anti-takeover and Corporate Governance Issues
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T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.
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Social and Corporate Responsibility Issues
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T. Rowe Price generally votes with a company`s management on social issues unless they have substantial economic implications for the company`s business and operations that have not been adequately addressed by management.
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Monitoring and Resolving Conflicts of Interest
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The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since T. Rowe Price`s voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager`s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company`s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
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federal registration of shares

The fund`s shares are registered for sale under the 1933 Act. Registration of the fund`s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

legal counsel

Shearman & Sterling LLP, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.

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INDEPENDENT Accountants
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PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.
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The financial statements and Report of Independent Auditors of the fund included in the fund`s annual report are incorporated into this SAI by reference. A copy of the fund`s annual report accompanies this SAI.
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PART C

OTHER INFORMATION

Item 23. Exhibits

(a)Articles of Incorporation of Registrant, dated January 31, 1994 (electronically filed with initial Registration Statement dated February 4, 1994)

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(b)By-Laws of Registrant, as amended July 21, 1999 and February 5, 2003 (electronically filed with Amendment No. 12 dated April 29, 2003)

(c)See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement

(d)Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Portfolio, dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

(e)Underwriting Agreement between Registrant, on behalf of T. Rowe Price International Stock Portfolio, and T. Rowe Price Investment Services, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

(f)Inapplicable

(g)Custody Agreements

(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, and February 4, 2004


(g)(2)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, and July 23, 2003

(h)Other Agreements

(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003


(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003


(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(k)Inapplicable

(l)Inapplicable

(m)Inapplicable

(n)Inapplicable

(p)Code of Ethics and Conduct, dated March 31, 2004

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

Section 10.01.Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price International, Inc. ("T. Rowe Price International"), a wholly owned subsidiary of TRP Finance, Inc., was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

T. Rowe Price Global Investment Services Limited ("Global Investment Services") an English corporation, was incorporated in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services provides investment management, sales, and client servicing to non-U.S. institutional and retail investors. Global Investment Services is an SEC registered investment adviser under the Investment Advisers Act of 1940 and is also registered with the U.K. Financial Services Authority.

T. Rowe Price Global Asset Management Limited ("Global Asset Management"), an English corporation, was incorporated in 1999, and is a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Asset Management is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also registered with the U.K. Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements.

JAMES S. RIEPE, Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Associates, Inc.; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company.

GEORGE A. ROCHE, Director, T. Rowe Price International, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Group, Inc.; Director and President, T. Rowe Price Associates, Inc.

BRIAN C. ROGERS, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Chief Investment Officer and Vice President, T. Rowe Price Associates, Inc.; Vice President, T. Rowe Price Trust Company.

DAVID J.L. WARREN, Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Vice President, T. Rowe Price Associates, Inc. and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited.

With the exception of Chiho Amano, Carol A. Bambrough, Toby Baker, Mark C.J. Bickford-Smith, Jose Costa Buck, Russell Burdett, Ann B. Cranmer, Dawn A. Day, Frederic Denjoy, Trevor Paul Denton, Vanessa Dekker, Frances Dydasco, Mark J.T. Edwards, Jeremy Ellis, Tara L. Ewens, Calum Ferguson, Jeremy M. Fisher, M. Campbell Gunn, Ada Harte, Pascal Hautcoeur, Laurence O. Linklater, Anh Lu, J. Amanda Maskell, Andi McCann, Gonzalo Px87 ngaro, Jonathan M.A. Parr, Sally Patterson, Robert A. Revel-Chion, S. Leigh Robertson, Christopher J. Rothery, James B.M. Seddon, John Carl A. Sherman, Neil Smith, David Stanley, Miki Takeyama, Dean Tenerelli, Justin Thomson, Christine To, Connie Tse, Dale E. West, Clive Williams, and Susan A. Woodstock, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be

officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T. Rowe Price International serves as investment adviser.

See also "Management of the Funds," in the Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe

Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., T. Rowe Price Inflation Protected Bond Fund, Inc., and T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Raymond Ahn	Vice President	None
Patricia M. Archer	Vice President	None
Stephen P. Ban	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
David A. Hueser	Vice President	None
Christopher A. Jarmush	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Cindy G. Knowlton	Vice President	None
Steven A. Larson	Vice President	None
Cynthia W. LaRue	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Barry Mike	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O`Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Scott L. Sherman	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Jerome Tuccille	Vice President	None
Natalie C. Widdowson	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Shane Baldino	Assistant Vice President	None
S. Olivia Barbee	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Martin P. Brown	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi A. Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Peter A. DeLibro	Assistant Vice President	None
Jon D. Dry	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Kimberly B. Lechner	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Dana P. Morgan	Assistant Vice President	None
Paul Musante	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Yani A. Peyton	Assistant Vice President	None
Gregory L. Phillips	Assistant Vice President	None
Naomi S. Proshan	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None
James Zurad	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 23, 2004.

T. Rowe Price International Series, Inc.

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardApril 23, 2004

James S. Riepe(Chief Executive Officer)

/s/Joseph A. CarrierTreasurer (ChiefApril 23, 2004

Joseph A. CarrierFinancial Officer)

*DirectorApril 23, 2004

Anthony W. Deering

*DirectorApril 23, 2004

Donald W. Dick, Jr.

*DirectorApril 23, 2004

David K. Fagin

*DirectorApril 23, 2004

Karen N. Horn


*DirectorApril 23, 2004

F. Pierce Linaweaver

*DirectorApril 23, 2004

John G. Schreiber


*/s/Henry H. HopkinsVice President andApril 23, 2004

Henry H. HopkinsAttorneyInFact